Investment Strategy	May 31, 2026
John Hancock High Yield Fund Classes A C I and R6 [Member] | John Hancock High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by S&P Global Ratings (S&P) or Fitch Ratings, Inc. (Fitch Ratings) or Ba by Moody’s Investors Service, Inc. (Moody’s) are considered junk bonds.These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities, preferred securities, and domestic and foreign government obligations. No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P, Fitch Ratings or Moody’s. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on the fund’s average maturity. The manager focuses on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities, bank loans and derivatives. Some loans may be illiquid. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Bonds rated at or below BB by S&P Global Ratings (S&P) or Fitch Ratings, Inc. (Fitch Ratings) or Ba by Moody’s Investors Service, Inc. (Moody’s) are considered junk bonds.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities, preferred securities, and domestic and foreign government obligations. No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P, Fitch Ratings or Moody’s. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on the fund’s average maturity. The manager focuses on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.
John Hancock Investment Grade Bond Fund Classes A C I R2 R4 and R6 [Member] | John Hancock Investment Grade Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB).These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar weighted average maturity of between three and ten years. The fund does not invest in bonds rated below investment grade at time of purchase. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.The fund may engage in derivative transactions, including futures contracts and options which may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar weighted average maturity of between three and ten years. The fund does not invest in bonds rated below investment grade at time of purchase. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB).
John Hancock Short Duration Bond Fund Classes A C I and R6 [Member] | John Hancock Short Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, and U.S. government and agency securities. The fund will invest at least 65% of its net assets in investment-grade debt securities and cash and cash equivalents. The fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P), Ca by Moody’s Investors Service, Inc. (Moody’s), and C by Fitch Ratings, Inc. (Fitch Ratings), or their unrated equivalents. The fund does not invest in securities rated below these ratings or their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. The fund’s average effective duration is expected to be less than 3 years. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may invest up to 35% of its net assets in securities of issuers domiciled outside of the United States, including depositary receipts. The fund’s assets will be U.S. dollar-denominated. The fund may engage in derivative transactions. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities and indexes; options on futures contracts, securities, and indexes; and interest-rate and credit default swaps. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. Under normal circumstances, the fund may not invest more than 10% of its net assets in cash or cash equivalents. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, and U.S. government and agency securities. The fund will invest at least 65% of its net assets in investment-grade debt securities and cash and cash equivalents. The fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P), Ca by Moody’s Investors Service, Inc. (Moody’s), and C by Fitch Ratings, Inc. (Fitch Ratings), or their unrated equivalents. The fund does not invest in securities rated below these ratings or their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. The fund’s average effective duration is expected to be less than 3 years. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.
John Hancock Bond Trust Class NAV [Member] | John Hancock High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by S&P Global Ratings (S&P) or Fitch Ratings, Inc. (Fitch Ratings) or Ba by Moody’s Investors Service, Inc. (Moody’s) are considered junk bonds.These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities, preferred securities, and domestic and foreign government obligations. No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P, Fitch Ratings or Moody’s. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on the fund’s average maturity. The manager focuses on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities, bank loans and derivatives. Some loans may be illiquid. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Bonds rated at or below BB by S&P Global Ratings (S&P) or Fitch Ratings, Inc. (Fitch Ratings) or Ba by Moody’s Investors Service, Inc. (Moody’s) are considered junk bonds.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities, preferred securities, and domestic and foreign government obligations. No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P, Fitch Ratings or Moody’s. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on the fund’s average maturity. The manager focuses on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.
John Hancock Bond Trust Class NAV [Member] | John Hancock Investment Grade Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB).These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar weighted average maturity of between three and ten years. The fund does not invest in bonds rated below investment grade at time of purchase. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.The fund may engage in derivative transactions, including futures contracts and options which may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, U.S. government and agency securities, and U.S. dollar-denominated securities of foreign governments and corporations. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may invest in bonds of any maturity, but normally maintains a dollar weighted average maturity of between three and ten years. The fund does not invest in bonds rated below investment grade at time of purchase. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB).
John Hancock Bond Trust Class NAV [Member] | John Hancock Short Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, and U.S. government and agency securities. The fund will invest at least 65% of its net assets in investment-grade debt securities and cash and cash equivalents. The fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P), Ca by Moody’s Investors Service, Inc. (Moody’s), and C by Fitch Ratings, Inc. (Fitch Ratings), or their unrated equivalents. The fund does not invest in securities rated below these ratings or their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. The fund’s average effective duration is expected to be less than 3 years. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund may invest up to 35% of its net assets in securities of issuers domiciled outside of the United States, including depositary receipts. The fund’s assets will be U.S. dollar-denominated. The fund may engage in derivative transactions. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities and indexes; options on futures contracts, securities, and indexes; and interest-rate and credit default swaps. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. Under normal circumstances, the fund may not invest more than 10% of its net assets in cash or cash equivalents. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These may include, but are not limited to, corporate bonds and debentures, mortgage-backed and asset-backed securities, and U.S. government and agency securities. The fund will invest at least 65% of its net assets in investment-grade debt securities and cash and cash equivalents. The fund may invest up to 35% of its net assets in below-investment-grade debt securities (junk bonds) rated as low as CC by S&P Global Ratings (S&P), Ca by Moody’s Investors Service, Inc. (Moody’s), and C by Fitch Ratings, Inc. (Fitch Ratings), or their unrated equivalents. The fund does not invest in securities rated below these ratings or their unrated equivalents. The fund’s investment policies are based on credit ratings at the time of purchase. The fund’s average effective duration is expected to be less than 3 years. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. The manager uses bottom-up research to find individual securities that appear comparatively undervalued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds.